Financial Instruments - Hedging Instruments Balances (Details) - JPY (¥) ¥ in Millions	Mar. 31, 2021	Mar. 31, 2020
Disclosure of detailed information about hedging instruments [line items]
Balance in hedge cost of exchange differences on translation, continuing hedges		¥ 555
Interest rate swaps
Disclosure of detailed information about hedging instruments [line items]
Reserve of cash flow hedges, continuing hedges	¥ (3,316)	(5,070)
Forward interest rate
Disclosure of detailed information about hedging instruments [line items]
Reserve of cash flow hedges, continuing hedges	(22,499)	(21,488)
Currency and interest rate swaps
Disclosure of detailed information about hedging instruments [line items]
Reserve of exchange differences on translation, continuing hedges	(45,820)	266
Balance in hedge cost of exchange differences on translation, continuing hedges	(8,592)
Hedge related to acquisition
Disclosure of detailed information about hedging instruments [line items]
Reserve of exchange differences on translation, continuing hedges	3,560	3,560
Foreign currency denominated bonds and loans
Disclosure of detailed information about hedging instruments [line items]
Reserve of exchange differences on translation, continuing hedges	15,436	¥ 71,795
Forward exchange contracts
Disclosure of detailed information about hedging instruments [line items]
Reserve of exchange differences on translation, continuing hedges	¥ 20,476